UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-490

Oppenheimer Equity Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: December 31

Date of reporting period: 9/30/2016

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS September 30, 2016 Unaudited

	Shares	Value
Common Stocks—97.6%
Consumer Discretionary—11.0%
Hotels, Restaurants & Leisure—0.6%
Carnival Corp.	95,820	$4,677,932
Starbucks Corp.	90,120	4,879,097
		9,557,029

Household Durables—1.2%
Lennar Corp., Cl. A	25,920	1,097,453
Newell Brands, Inc.	124,150	6,537,739
Whirlpool Corp.	61,390	9,955,002
		17,590,194

Internet & Direct Marketing Retail—2.9%
Amazon.com, Inc.[1]	37,363	31,284,414
Priceline Group, Inc. (The)[1]	7,870	11,580,626
		42,865,040

Leisure Products—0.2%
Hasbro, Inc.	34,950	2,772,583

Media—2.8%
CBS Corp., Cl. B	70,150	3,840,011
Comcast Corp., Cl. A	437,500	29,023,750
DISH Network Corp., Cl. A1	91,160	4,993,745
Walt Disney Co. (The)	36,760	3,413,533
		41,271,039

Multiline Retail—0.2%
Dollar Tree, Inc.[1]	33,720	2,661,520

Specialty Retail—2.8%
Home Depot, Inc. (The)	104,920	13,501,106
Lowe’s Cos., Inc.	89,800	6,484,458
O’Reilly Automotive, Inc.[1]	42,050	11,778,625
TJX Cos., Inc. (The)	118,910	8,892,090
		40,656,279

Textiles, Apparel & Luxury Goods—0.3%
Coach, Inc.	68,560	2,506,554
VF Corp.	22,720	1,273,456
		3,780,010

Consumer Staples—6.7%
Beverages—2.4%
Coca-Cola Co. (The)	161,170	6,820,714
Constellation Brands, Inc., Cl. A	71,820	11,957,312

	Shares	Value
Beverages (Continued)
Dr Pepper Snapple Group, Inc.	81,600	$7,450,896
Molson Coors Brewing Co., Cl. B	88,340	9,699,732
		35,928,654

Food & Staples Retailing—2.8%
Costco Wholesale Corp.	44,540	6,792,795
Walgreens Boots Alliance, Inc.	171,820	13,852,128
Wal-Mart Stores, Inc.	289,080	20,848,450
		41,493,373

Food Products—0.3%
ConAgra Foods, Inc.	90,230	4,250,735

Household Products—1.2%
Procter & Gamble Co. (The)	194,190	17,428,553

Energy—6.3%
Energy Equipment & Services—0.7%
Halliburton Co.	51,590	2,315,359
Schlumberger Ltd.	94,815	7,456,252
		9,771,611

Oil, Gas & Consumable Fuels—5.6%
Apache Corp.	151,184	9,656,122
Chevron Corp.	81,593	8,397,552
Concho Resources, Inc.[1]	63,480	8,718,978
ConocoPhillips	139,941	6,083,235
Enbridge, Inc.	217,648	9,626,571
EOG Resources, Inc.	26,074	2,521,616
Hess Corp.	149,240	8,002,249
Newfield Exploration Co.[1]	96,943	4,213,143
Phillips 66	67,606	5,445,663
Pioneer Natural Resources Co.	16,809	3,120,591
Suncor Energy, Inc.	604,760	16,800,233
		82,585,953

Financials—13.2%
Capital Markets—1.7%
BlackRock, Inc., Cl. A	9,540	3,457,868
Charles Schwab Corp. (The)	174,990	5,524,434
Intercontinental Exchange, Inc.	27,730	7,469,353

1 OPPENHEIMER EQUITY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Capital Markets (Continued)
Nasdaq, Inc.	114,700	$7,746,838
		24,198,493

Commercial Banks—4.7%
Bank of America Corp.	2,044,150	31,990,947
Citigroup, Inc.	94,790	4,476,932
JPMorgan Chase & Co.	496,200	33,041,958
		69,509,837

Consumer Finance—2.5%
Ally Financial, Inc.	1,327,670	25,849,735
Synchrony Financial	362,400	10,147,200
		35,996,935

Insurance—2.9%
American International Group, Inc.	407,600	24,186,984
Aon plc	99,000	11,136,510
MetLife, Inc.	167,510	7,442,469
		42,765,963

Real Estate Investment Trusts (REITs)—1.4%
Crown Castle International Corp.	100,150	9,435,132
Digital Realty Trust, Inc.	38,200	3,709,984
HCP, Inc.	196,980	7,475,391
		20,620,507

Health Care—18.2%
Biotechnology—4.7%
Amgen, Inc.	103,310	17,233,141
Biogen, Inc.[1]	71,780	22,469,294
Celgene Corp.[1]	89,556	9,361,289
Gilead Sciences, Inc.	81,760	6,468,851
Regeneron Pharmaceuticals, Inc.[1]	9,700	3,899,594
Vertex Pharmaceuticals, Inc.[1]	112,825	9,839,468
		69,271,637

Health Care Equipment & Supplies—4.5%
Baxter International, Inc.	268,810	12,795,356
CR Bard, Inc.	31,510	7,067,063
Danaher Corp.	250,264	19,618,195
Medtronic plc	138,770	11,989,728

	Shares	Value
Health Care Equipment & Supplies (Continued)
Zimmer Biomet Holdings, Inc.	116,080	$15,092,721
		66,563,063

Health Care Providers & Services—3.1%
Cardinal Health, Inc.	109,460	8,505,042
Laboratory Corp. of America Holdings[1]	71,140	9,780,327
UnitedHealth Group, Inc.	189,077	26,470,780
		44,756,149

Life Sciences Tools & Services—0.8%
Charles River Laboratories International, Inc.[1]	33,660	2,805,224
Thermo Fisher Scientific, Inc.	56,660	9,012,340
		11,817,564

Pharmaceuticals—5.1%
Allergan plc[1]	117,270	27,008,454
Bristol-Myers Squibb Co.	55,990	3,018,981
Eli Lilly & Co.	124,690	10,007,619
Pfizer, Inc.	578,450	19,592,102
Teva Pharmaceutical Industries Ltd., Sponsored ADR	320,103	14,727,939
		74,355,095

Industrials—9.8%
Aerospace & Defense—0.6%
Lockheed Martin Corp.	38,531	9,236,651

Air Freight & Couriers—0.9%
FedEx Corp.	32,090	5,605,481
XPO Logistics, Inc.[1]	214,210	7,855,081
		13,460,562

Airlines—0.4%
Delta Air Lines, Inc.	161,020	6,337,747

Building Products—0.5%
A.O. Smith Corp.	32,350	3,195,856
Allegion plc	63,083	4,347,050
		7,542,906

Commercial Services & Supplies—1.8%
Johnson Controls International plc	336,720	15,667,581
KAR Auction Services, Inc.	136,100	5,874,076

2 OPPENHEIMER EQUITY FUND

	Shares	Value
Commercial Services & Supplies (Continued)
Waste Management, Inc.	65,230	$4,159,065
		25,700,722

Electrical Equipment—1.6%
Acuity Brands, Inc.	21,220	5,614,812
Eaton Corp. plc	258,839	17,008,311
Rockwell Automation, Inc.	12,150	1,486,431
		24,109,554

Machinery—2.2%
Caterpillar, Inc.	62,900	5,583,633
Fortive Corp.	22,820	1,161,538
Ingersoll-Rand plc	35,210	2,392,167
Parker-Hannifin Corp.	76,814	9,642,461
Pentair plc	124,400	7,991,456
Stanley Black & Decker, Inc.	30,050	3,695,549
Wabtec Corp.	21,110	1,723,632
		32,190,436

Professional Services—1.2%
Nielsen Holdings plc	316,570	16,958,655

Road & Rail—0.6%
Canadian Pacific Railway Ltd.	39,390	6,014,853
J.B. Hunt Transport Services, Inc.	29,560	2,398,499
		8,413,352

Information Technology—27.9%
Electronic Equipment, Instruments, & Components—1.6%
Corning, Inc.	594,540	14,060,871
TE Connectivity Ltd.	144,710	9,316,430
		23,377,301

Internet Software & Services—5.1%
Alphabet, Inc., Cl. A1	61,960	49,819,558
Alphabet, Inc., Cl. C1	12,450	9,677,260
Facebook, Inc., Cl. A1	116,390	14,929,345
		74,426,163

IT Services—5.1%
First Data Corp., Cl. A1	575,120	7,568,579
Leidos Holdings, Inc.	27,718	1,199,635

	Shares	Value
IT Services (Continued)
Mastercard, Inc., Cl. A	224,370	$22,834,135
PayPal Holdings, Inc.[1]	818,300	33,525,751
Visa, Inc., Cl. A	123,610	10,222,547
		75,350,647

Semiconductors & Semiconductor Equipment—4.8%
Broadcom Ltd.	189,742	32,734,290
Microchip Technology, Inc.	139,140	8,646,159
Micron Technology, Inc.[1]	127,069	2,259,287
NVIDIA Corp.	55,290	3,788,471
NXP Semiconductors NV1	70,860	7,228,429
Texas Instruments, Inc.	225,760	15,843,837
		70,500,473

Software—7.5%
Activision Blizzard, Inc.	538,340	23,848,462
Electronic Arts, Inc.[1]	286,110	24,433,794
Microsoft Corp.	483,720	27,862,272
Oracle Corp.	607,820	23,875,169
Synopsys, Inc.[1]	171,756	10,193,719
		110,213,416

Technology Hardware, Storage &
Peripherals—3.8%
Apple, Inc.	417,110	47,154,286
Western Digital Corp.	146,520	8,567,024
		55,721,310

Materials—2.2%
Chemicals—1.0%
Albemarle Corp.	30,400	2,598,896
Eastman Chemical Co.	150,620	10,193,962
Sherwin-Williams Co. (The)	4,400	1,217,304
		14,010,162

Construction Materials—0.1%
Vulcan Materials Co.	13,410	1,525,119

Containers & Packaging—0.3%
WestRock Co.	100,600	4,877,088

3 OPPENHEIMER EQUITY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Metals & Mining—0.8%
Goldcorp, Inc.	447,040	$7,385,101
Newmont Mining Corp.	106,710	4,192,636
		11,577,737

Telecommunication Services—0.7%
Wireless Telecommunication Services—0.7%
T-Mobile US, Inc.[1]	234,210	10,942,291

Utilities—1.6%
Electric Utilities—1.6%
Edison International	293,258	21,187,891
NextEra Energy, Inc.	18,319	2,240,780
		23,428,671
Total Common Stocks (Cost $1,184,332,798)		1,432,368,779

	Shares	Value
Investment Company—2.5%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 0.28%[2,3] (Cost $36,634,653)	36,634,653	$36,634,653

Total Investments, at Value (Cost $1,220,967,451)	100.1%	1,469,003,432
Net Other Assets (Liabilities)	(0.1)	(1,191,732)
Net Assets	100.0%	$1,467,811,700

Footnotes to Statement of Investments

1. Non-income producing security.

2. Rate shown is the 7-day yield at period end.

3. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares December 31, 2015	Gross Additions	Gross Reductions	Shares September 30, 2016
Oppenheimer Institutional Government Money Market Fund, Cl. Ea	6,964,088	236,530,824	206,860,259	36,634,653

	Value	Income
Oppenheimer Institutional Government Money Market Fund, Cl. Ea	$36,634,653	$75,188

a. Prior to September 28, 2016, this fund was named Oppenheimer Institutional Money Market Fund.

4 OPPENHEIMER EQUITY FUND

NOTES TO STATEMENT OF INVESTMENTS September 30, 2016 Unaudited

1. Organization

Oppenheimer Equity Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the mean between the bid and asked price on the principal exchange or, if not available from

5 OPPENHEIMER EQUITY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

the principal exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) a bid from the principal exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors

Corporate debt, government debt, municipal, mortgage- backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or

6 OPPENHEIMER EQUITY FUND

3. Securities Valuation (Continued)

price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the

Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

7 OPPENHEIMER EQUITY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered are measured using net asset value as a practical expedient, and are not classified in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$161,153,694	$—	$—	$161,153,694
Consumer Staples	99,101,315	—	—	99,101,315
Energy	92,357,564	—	—	92,357,564
Financials	193,091,735	—	—	193,091,735
Health Care	266,763,508	—	—	266,763,508
Industrials	143,950,585	—	—	143,950,585
Information Technology	409,589,310	—	—	409,589,310
Materials	31,990,106	—	—	31,990,106
Telecommunication Services	10,942,291	—	—	10,942,291
Utilities	23,428,671	—	—	23,428,671
Investment Company	36,634,653	—	—	36,634,653

Total Assets	$1,469,003,432	$—	$—	$1,469,003,432

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/ or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the

8 OPPENHEIMER EQUITY FUND

4. Investments and Risks (Continued)

Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), formerly known as Oppenheimer Institutional Money Market Fund, which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

9 OPPENHEIMER EQUITY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Market Risk Factors (Continued)

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$1,226,157,967

Gross unrealized appreciation	$253,053,231
Gross unrealized depreciation	(10,207,766)

Net unrealized appreciation	$242,845,465

10 OPPENHEIMER EQUITY FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 9/30/2016, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Equity Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	11/21/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	11/21/2016

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	11/21/2016